Financial Instruments - Fair Values and Risk Management - Summary of Sensitivity to Reasonably Possible Change in Foreign Exchange Rates and Impact on Profit Before Tax (Detail) - Market risk [member] - EUR (€)
€ in Thousands
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Increase in basis points [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in foreign exchange rates	5.00%	5.00%	5.00%
Effect on profit before tax	€ 5,381	€ 2,161	€ 3,155
Decrease in basis points [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in foreign exchange rates	(5.00%)	(5.00%)	(5.00%)
Effect on profit before tax	€ (5,113)	€ (2,447)	€ (3,486)